Policyholder Account Balances, Future Policy Benefits and Claims - Change in Unearned Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Income [Roll Forward]
Beginning balance	$ 333	$ 263
Deferral of revenue	104	92
Amortization	(27)	(22)
Ending balance	410	333
Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance	26	24
Deferral of revenue	2	3
Amortization	(1)	(1)
Ending balance	27	26
Variable Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance	112	86
Deferral of revenue	48	34
Amortization	(10)	(8)
Ending balance	150	112
Indexed Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance	195	153
Deferral of revenue	54	55
Amortization	(16)	(13)
Ending balance	$ 233	195
Previously Reported
Deferred Income [Roll Forward]
Beginning balance		95
Previously Reported | Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		19
Previously Reported | Variable Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		76
Previously Reported | Indexed Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		0
Effect of shadow reserve adjustments
Deferred Income [Roll Forward]
Beginning balance		168
Effect of shadow reserve adjustments | Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		5
Effect of shadow reserve adjustments | Variable Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		10
Effect of shadow reserve adjustments | Indexed Universal Life Insurance
Deferred Income [Roll Forward]
Beginning balance		$ 153